Income taxes - Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net, beginning balance	$ 325	$ 118
Recognized in statement of income	4,447	(750)
Recognized in equity	2,063	453
Acquired in business combinations	0	416
Other	(1,628)	88
Net, ending balance	5,207	325
Deferred tax liabilities
Net, beginning balance	(1,416)	(1,276)
Recognized in statement of income	(194)	389
Acquired in business combinations	0	(443)
Other	1,581	(86)
Net, ending balance	(29)	(1,416)
Net deferred tax assets / (liabilities)
Beginning balance	(1,091)	(1,158)
Recognized in statement of income	4,253	(361)
Recognized in equity	2,063	453
Acquired in business combinations	0	(27)
Other	(47)	2
Ending balance	5,178	(1,091)
Non-capital loss carry forwards
Deferred tax assets
Gross, beginning balance	2,071	1,402
Recognized in statement of income	4,514	(200)
Recognized in equity		453
Acquired in business combinations		416
Gross, ending balance	6,585	2,071
Net capital loss carry forwards
Deferred tax assets
Gross, beginning balance	4	0
Recognized in statement of income	(4)	4
Gross, ending balance	0	4
Reserves
Deferred tax assets
Gross, beginning balance	738	126
Recognized in statement of income	25	612
Gross, ending balance	763	738
Unrealized foreign exchange gains
Deferred tax liabilities
Gross, beginning balance	(79)	(1,203)
Recognized in statement of income	(14)	1,124
Gross, ending balance	(93)	(79)
Contract asset
Deferred tax liabilities
Gross, beginning balance	(3,623)	(2,620)
Recognized in statement of income	(430)	(1,003)
Gross, ending balance	(4,053)	(3,623)
Intangible assets
Deferred tax assets
Acquired in business combinations		(443)
Deferred tax liabilities
Gross, beginning balance	(346)	(287)
Recognized in statement of income	64	384
Gross, ending balance	(282)	(346)
Property, plant and equipment and other assets
Deferred tax assets
Gross, beginning balance	445	895
Recognized in statement of income	(241)	(450)
Gross, ending balance	204	445
Deferred tax liabilities
Gross, beginning balance	(360)	(373)
Recognized in statement of income	195	13
Gross, ending balance	(165)	(360)
Share based compensation
Deferred tax assets
Gross, beginning balance	0
Recognized in statement of income	640
Recognized in equity	2,063
Gross, ending balance	2,703	0
Financing charges
Deferred tax assets
Gross, beginning balance	543	1,264
Recognized in statement of income	(534)	(721)
Gross, ending balance	9	543
Pension
Deferred tax liabilities
Gross, beginning balance	(89)	(65)
Recognized in statement of income	3	(24)
Gross, ending balance	(86)	(89)
Other
Deferred tax assets
Gross, beginning balance	56	48
Recognized in statement of income	47	5
Other	(47)	3
Gross, ending balance	56	56
Deferred tax liabilities
Gross, beginning balance	(451)	(345)
Recognized in statement of income	(12)	(105)
Other	0	(1)
Gross, ending balance	(463)	(451)
Reclassification
Deferred tax assets
Reclassification, beginning balance	(3,532)	(3,617)
Other	(1,581)	85
Reclassification, ending balance	(5,113)	(3,532)
Deferred tax liabilities
Reclassification, beginning balance	3,532	3,617
Other	1,581	(85)
Reclassification, ending balance	$ 5,113	$ 3,532